Sales and Marketing Expenses	12 Months Ended
Dec. 31, 2021
Sales And Marketing Expenses [Abstract]
Sales and Marketing Expenses

Note 17 — Sales and Marketing Expenses:

	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Wages, salaries, and benefits	788	477
Advertising and marketing expenses	505	215
Travel	27	47
Share-based payment	1,770	12
Depreciation and amortization	4	6
Other items	125	90
	3,219	847